BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Public Utilities, Inventory [Line Items]
Other current assets	$ 2,090,690	$ 10,269	$ 260
Trumar Capital LLC Acquisition Agreement [Member]
Public Utilities, Inventory [Line Items]
Other current assets	1,500,000
SYME Strategic Investment [Member]
Public Utilities, Inventory [Line Items]
Other current assets	400,000
Executive Chairman and Co-Chief Executive Officer [Member]
Public Utilities, Inventory [Line Items]
Other current assets	1,350,000
Liqueous Settlement Agreement [Member]
Public Utilities, Inventory [Line Items]
Other current assets	$ 110,000